Employee and Director Benefit Programs (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
12. Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,011,000	$ 4,870,000	$ 4,700
Fair value of plan assets	$ 0	$ 0